Group statement of financial position - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Property, plant and equipment	$ 425	$ 419
Goodwill and other intangible assets	1,467	1,292
Investment in associates and joint ventures	141	111
Trade and other receivables		8
Retirement benefit assets	3
Other financial assets	228	248
Non-current tax receivable	16	23
Deferred tax assets	56	48
Total non-current assets	2,336	2,149
Inventories	3	3
Trade and other receivables	551	472
Current tax receivable	101	77
Other financial assets	16	20
Cash and cash equivalents	168	206
Total current assets	839	778
Total assets	3,175	2,927
LIABILITIES
Loans and other borrowings	(126)	(106)
Derivative financial instruments		(3)
Loyalty programme liability	(343)	(291)
Trade and other payables	(768)	(681)
Provisions	(3)	(3)
Current tax payable	(64)	(50)
Total current liabilities	(1,304)	(1,134)
Loans and other borrowings	(1,893)	(1,606)
Retirement benefit obligations	(104)	(96)
Loyalty programme liability	(417)	(394)
Trade and other payables	(121)	(200)
Provisions	(5)	(5)
Non-current tax payable	(25)
Deferred tax liabilities	(157)	(251)
Total non-current liabilities	(2,722)	(2,552)
Total liabilities	(4,026)	(3,686)
Net liabilities	(851)	(759)
EQUITY
Equity share capital	154	141
Capital redemption reserve	10	9
Shares held by employee share trusts	(5)	(11)
Other reserves	(2,874)	(2,860)
Unrealised gains and losses reserve	79	111
Currency translation reserve	373	451
Retained earnings	1,405	1,392
IHG shareholders' equity	(858)	(767)
Non-controlling interest	7	8
Total equity	$ (851)	$ (759)